Note 4 - Property and Equipment (Details) (USD $)	3 Months Ended		12 Months Ended				3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Note 4 - Property and Equipment (Details) [Line Items]
Depreciation	$ 326,222	$ 108,386	$ 1,164,366		$ 317,570	$ 280,991
Additional Depreciation [Member]
Note 4 - Property and Equipment (Details) [Line Items]
Depreciation			587,427				587,427
Building and Building Improvements [Member] | Maximum [Member]
Note 4 - Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	40 years		40 years	[1]			40 years
Mining Equipment [Member] | Maximum [Member]
Note 4 - Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	7 years		7 years	[1]			7 years
Contract Mining Operations [Member]
Note 4 - Property and Equipment (Details) [Line Items]
Disposal Group, Including Discontinued Operation, Other Assets, Noncurrent			445,180				445,180
Dragon Mine [Member]
Note 4 - Property and Equipment (Details) [Line Items]
Disposal Group, Including Discontinued Operation, Other Assets, Noncurrent			$ 500,000				$ 500,000

[1]	See Note 4 for explanation of a change in useful life in 2014.